Organization and Nature of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations [Text Block]

Note 1 — Organization and Nature of Business

Bluerock Residential Growth REIT, Inc., or the Company, was incorporated as a Maryland corporation on July 25, 2008. The Company’s objective is to maximize long-term stockholder value by acquiring well-located institutional-quality apartment properties in demographically attractive growth markets across the United States. The Company seeks to maximize returns through investments where it believes it can drive substantial growth in its funds from operations and net asset value through one or more of its Core-Plus, Value-Add, Opportunistic and Invest-to-Own investment strategies.
The Company conducts its operations through Bluerock Residential Holdings, L.P., its operating partnership, or Operating Partnership, of which the Company has a 95.41% ownership interest and is the sole general partner. The consolidated financial statements include the accounts of the Company and the Operating Partnership. The use of the words “we”, “us” or “our” refers to Bluerock Residential Growth REIT, Inc. and the Operating Partnership, except where the context requires otherwise. Bluerock Real Estate L.L.C., or Bluerock, is our sponsor.
The Company raised capital in continuous registered offerings, or the Continuous Registered Offerings, carried out in a manner consistent with offerings of non-listed REITs, from its inception until September 9, 2013, when it terminated the Continuous Registered Offerings in connection with the Board of Directors’ consideration of strategic alternatives to maximize value to its stockholders. Through September 9, 2013, the Company had raised an aggregate of $22.6 million in gross proceeds through its Continuous Registered Offerings, including its distribution reinvestment plan.
The Company subsequently determined to register shares of newly authorized Class A common stock that were to be offered in a firmly underwritten public offering, or the IPO, by filing a registration statement on Form S-11 (File No. 333-192610) with the U.S. Securities and Exchange Commission, or the SEC, on November 27, 2013. On March 28, 2014, the SEC declared the registration statement effective and we announced the pricing of the IPO of 3,448,276 shares of Class A common stock at a public offering price of $14.50 per share for total gross proceeds of $50.0 million. The net proceeds of the IPO, which closed on April 2, 2014, were approximately $44.4 million after deducting underwriting discounts and commissions and estimated offering costs.
In connection with the IPO, shares of our Class A common stock were listed on the NYSE MKT for trading under the symbol “BRG.” Pursuant to the second articles of amendment and restatement to our charter filed on March 26, 2014, or Second Charter Amendment, each share of our common stock outstanding immediately prior to the listing, including shares sold in our Continuous Registered Offerings, was changed into one-third of a share of each of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock. Following the filing of the Second Charter Amendment, we effected a 2.264881-to-1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock, and on March 31, 2014, we effected an additional 1.0045878-to-1 reverse stock split of our outstanding shares of Class B-1 common stock, Class B-2 common stock and Class B-3 common stock.
As of March 31, 2014, we were externally managed by Bluerock Multifamily Advisor, LLC, an affiliate of Bluerock, or our Former Advisor, pursuant to an advisory agreement, or the Advisory Agreement. In connection with the completion of the IPO, we engaged BRG Manager, LLC, also an affiliate of Bluerock, or the Manager, to provide external management services to us under a new management agreement, or the Management Agreement, and terminated the Advisory Agreement with the Former Advisor.
Substantially concurrently with the completion of the IPO, we completed a series of related contribution transactions pursuant to which we acquired indirect equity interests in four apartment properties, and a 100% fee simple interest in a fifth apartment property for an aggregate asset value of $152.3 million (inclusive of Oak Crest which is accounted for under the equity method and Springhouse, which has been reported as consolidated for the periods presented). Since the completion of the IPO, the Company purchased an additional property for $58.6 million and made an aggregate of $10.2 million in preferred equity investments in two development projects. The total projected development cost for the two development projects, comprised of 636 units including land acquisition, is approximately $118.6 million.
As of June 30, 2014, the Company's portfolio consisted of interests in ten properties (nine operating properties and one development property), all but one acquired through joint ventures, which are located primarily in the Southeastern United States. These ten properties are comprised of an aggregate of 3,218 units, including a 266-unit development property that began delivering units for move-ins in November 2013. As of June 30, 2014, these properties, exclusive of our development property, were approximately 95% occupied.

Note 1 — Organization and Nature of Business

Bluerock Residential Growth REIT, Inc. (the “Company”), formerly known as Bluerock Multifamily Growth REIT, Inc., was incorporated on July 25, 2008 under the laws of the state of Maryland. The Company has elected to be treated, and currently qualifies, as a real estate investment trust or REIT for Federal income tax purposes. The Company was incorporated to raise capital and acquire a diverse portfolio of residential real estate assets. The Company’s day-to-day operations are managed by Bluerock Multifamily Advisor, LLC (the “Advisor”), under an advisory agreement (the “Advisory Agreement”). The Advisory Agreement has a one-year term expiring October 14, 2014, and may be renewed for an unlimited number of successive one-year periods upon the mutual consent of the Advisor and the Company. Substantially all of the Company’s business is conducted through its wholly owned subsidiary and operating partnership, Bluerock Residential Holdings, LP, a Delaware limited partnership (our “Operating Partnership”). Bluerock Real Estate, L.L.C. is the Company’s sponsor (the “Sponsor”).

On August 22, 2008, the Company filed a registration statement on Form S-11 with the Securities and Exchange Commission (the “SEC”) to offer a maximum of $1,000,000,000 in shares of its common stock in a primary offering, at an offering price of $10.00 per share, with discounts available for certain categories of purchasers and up to $285,000,000 in shares pursuant to its distribution reinvestment plan at $9.50 per share (the “Continuous Registered Offering”). The SEC declared the Company’s registration statement effective on October 15, 2009. As of May 20, 2010, the Company had received gross offering proceeds sufficient to satisfy the minimum offering amount for the Continuous Registered Offering. Accordingly, the Company broke escrow with respect to subscriptions received from all states in which the shares were then being offered. On September 20, 2012, the Company filed a registration statement on Form S-11 with the SEC, to register $500.0 million in shares of its common stock (exclusive of shares to be sold pursuant to the Company’s distribution reinvestment program) at a price of $10.00 per share (subject to certain volume discounts described in the prospectus), and $50.0 million in shares of its common stock to be sold pursuant to the Company’s distribution reinvestment plan at $9.50 per share, pursuant to a follow-on offering to the Continuous Registered Offering (the “Continuous Follow-On Offering,” and together with the Continuous Registered Offering, the “Continuous Registered Offerings”). As permitted by Rule 415 under the Securities Act, the Company continued the Continuous Registered Offering until April 12, 2013, the date the SEC declared the registration statement for the Continuous Follow-On Offering effective, which terminated the Company’s Continuous Registered Offering. As of April 12, 2013, the Company had accepted aggregate gross offering proceeds in its Continuous Registered Offering of $22,231,406.

After consideration by the Company’s Board of Directors of strategic alternatives to enhance the growth of the Company’s portfolio and the slow rate at which the Company raised funds in its Continuous Registered Offerings, on August 23, 2013, at the recommendation of the Advisor and following the approval of the Board of Directors, the Company terminated its Continuous Follow-On Offering, effective September 9, 2013. As of September 9, 2013, the Company had accepted aggregate gross proceeds in the Continuous Follow-On Offering of approximately $330,251 and aggregate gross distribution reinvestment plan proceeds in the Continuous Follow-On Offering of approximately $275,848. As of December 31, 2013, the Company had redeemed a total of 45,850 shares sold in the Continuous Registered Offering for $433,532. In conjunction with the termination of the Continuous Follow-On Offering, the Company also terminated its dealer manager agreement, effective September 9, 2013.

On November 27, 2013, subsequent to the termination of the Continuous Follow-On Offering, the Company filed a registration statement on Form S-11 (No. 333-192610) with the SEC to sell shares of its Class A common stock in an underwritten public offering, with these shares being immediately listed on a national securities exchange at the closing of the offering. There can be no assurance that the Company will be able to complete the underwritten offering or attendant listing. While the registration statement has been filed with the SEC, it has not yet been declared effective by the SEC. The Class A common stock to be registered pursuant to the registration statement may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. Any disclosure concerning the underwritten offering is neither an offer nor a solicitation to purchase the Company’s securities.

The Company’s ongoing operating expenses exceed the cash flow received from its investments in real estate joint ventures. The Company could not rely on raising offering proceeds in the Continuous Follow-On Offering to meet its liquidity needs and has a limited amount of cash resources. The Company must seek other sources of funding to address short and long-term liquidity requirements. The Company anticipated that the sale of its indirect equity investment in The Estates at Perimeter in Augusta, Georgia would generate sufficient cash to support its short-term liquidity requirements; however, the purchaser terminated the membership interest purchase agreement on June 18, 2013. To address short-term liquidity needs, on August 13, 2013, following the approval of the Board of Directors, the Company sold a 10.27% indirect equity interest in the 23Hundred@Berry Hill development project located in Nashville, Tennessee to Bluerock Growth Fund, LLC, an affiliate of the Advisor, with the Company retaining an approximate 53.46% indirect equity interest in the project. The transaction generated proceeds to the Company of approximately $2,000,040, excluding disposition fees of approximately $69,470 deferred by the Advisor. Further, on August 29, 2013, the Company transferred an additional 28.36% indirect equity interest in the Berry Hill property (the “Additional Berry Hill Interest”) to Bluerock Special Opportunity + Income Fund III, LLC (“SOIF III”), an affiliate of the Advisor, in exchange for a $5,524,412 reduction of the outstanding principal balance of a working capital line of credit provided by Bluerock Special Opportunity + Income Fund II, LLC (“SOIF II”) and SOIF III (the “SOIF LOC”), both of which are affiliates of the Company’s Sponsor, which was based on a third party appraisal, excluding a disposition fee of approximately $191,886 deferred by the Advisor. If necessary, to meet additional short-term liquidity requirements, the Company may seek to sell assets selectively. The Company can provide no assurances that any such sale or sales will be consummated. The Company will also seek to utilize credit facilities obtained from affiliates or unaffiliated third parties when possible and also seek to extend its existing affiliate working line of credit, which matures in April 2014 but may be extended at our election for an additional six months. To date, the Company has relied on borrowing from affiliates to help finance its business activities. However, there are no assurances that the Company will be able to continue to borrow from affiliates or extend the maturity date of its existing affiliated line of credit. The Company can make no assurances any of these funding arrangements or strategic transactions will occur or be successful.

The Company’s Sponsor has agreed to provide financial support to the Company sufficient for the Company to satisfy in the ordinary course of business its obligations and debt service requirements, including those related to the filing of the registration statement to sell shares of its Class A common stock in an underwritten public offering, if the Company is unable to satisfy those expenses as they ordinarily come due after the Company has expended best efforts to satisfy those expenses by means available to the Company, and satisfy all liabilities and obligations of the Company that it is unable to satisfy when due after the Company has expended best efforts to satisfy those expenses by means available to it through and including the earlier of (1) February 15, 2015 or (2) the initial closing date of an underwritten public offering to sell shares of its Class A common stock. The Sponsor has deferred payment by the Company as needed of asset management fees, acquisition fees and organizational and offering costs incurred by the Company and has deferred current year reimbursable operating expenses, though the Sponsor is not currently advancing cash on its behalf. During the year ended December 31, 2013, the Company paid the Advisor approximately $645,000 of its outstanding accounts payable.

As a result of these circumstances and unless the Company is able to locate alternative sources of financing as discussed above, the Company expects that it will continue to generate negative cash flow as its general and administrative costs will remain higher relative to the size of the Company’s portfolio, and that its portfolio will not be as diversified as it otherwise would be if the Company had been able to raise capital successfully through its Continuous Registered Offerings.